UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08219

The Thurlow Funds, Inc.

(Exact name of registrant as specified in charter)

3212 Jefferson Street, #416

Napa, California 94558

(Address of principal executive offices)(Zip code)

Thomas F. Thurlow

The Thurlow Funds, Inc.

3212 Jefferson Street, #416

Napa, California  94558

(Name and address of agent for service)

With Copy To:

Martina Hearn

Attorney at Law

555 Bryant St. #262

Palo Alto, California 94301

Registrant's telephone number, including area code: (888) 848-7569

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Thurlow Growth Fund
	Portfolio of Investments
	September 30, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Business Services, NEC- 9.03%
1,100	eBay, Inc. *	101,134
100	Jupitermedia Corp. *	1,780
		102,914
Lumber and Other Building Materials- 5.07%
2,100	Building Materials	57,792

Oil and Gas Field Services, NEC- 5.06%
1,100	B.J. Services Co.	57,651

Real Estate Investment Trusts- 5.29%
1,000	New Century Financial Corp. *	60,220

Retail-Variety Stores- 9.21%
1,200	Kmart Holdings Corp. *	104,964

Steel Works , Blast Furnaces- 4.96%
3,400	Oregon Steel Mills *	56,542

Steel Pipe & Tubes- 4.65%
1,400	Lone Star Technologies, Inc. *	52,920

Wholesale-Miscellaneous Durable Goods- 0.28%
100	Schnitzer Steel Industries Class A	3,235

TOTAL COMMON STOCKS (Cost $460,689)- 43.56%		$496,238

Money Market Funds or Cash & Cash Reserves- 52.08%
593,289	First American Treasury Obligations Fund Class A .92% **	$593,289

TOTAL INVESTMENTS- 95.63%		$1,089,527

ASSETS LESS LIABILITIES- 4.37%		49,738

NET ASSETS- 100.00%		$1,139,265

* Non-income producing securities.
** Variable Rate Security at September 30, 2004

NOTES TO FINANCIAL STATEMENTS
Thurlow Growth Fund

1. SECURITY TRANSACTIONS

At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,053,978 amounted to $35,549, which consisted of aggregate gross unrealized appreciation of
$35,549 and aggregate gross unrealized depreciation of $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Thurlow Funds, Inc.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President and CEO

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Thomas F. Thurlow

     Thomas F. Thurlow

     President, CEO and Treasurer

Date November 29, 2004